Prepaid expenses and other current assets (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule Of Prepaid Expense And Other Assets, Current [Line Items]
Prepaid expenses(2)	¥ 8,424,956	$ 1,186,630	¥ 22,102,763
Input VAT to be deducted	24,549,816	3,457,769	20,676,758
Interest receivable of Consolidated Trusts	0	0	1,839,865
Dividend receivable(3)	0	0	15,000,000
Advance to employee	86,431	12,174	410,339
Others	15,706,784	2,212,254	11,052,616
Total prepaid expenses and other current assets	¥ 48,767,987	$ 6,868,827	¥ 71,082,341